UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                     ---------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                         Date of fiscal year end: MAY 31
                                                  ------

                   Date of reporting period: FEBRUARY 29, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                              RATINGS (b)                        STATED
   VALUE                            DESCRIPTION                         MOODY'S S&P        COUPON       MATURITY (c)       VALUE
------------   -----------------------------------------------------   -------------   --------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - 166.1%

               AEROSPACE & DEFENSE - 4.5%
$  3,491,790   DAE Aviation Holdings, Inc. .........................    B2      BB-      6.99%-8.75%      07/31/14     $  3,321,565
   2,336,001   GenCorp, Inc. .......................................    Ba2      BB      5.34%-5.38%      04/30/13        1,927,201
   1,554,665   Hexcel Corp. ........................................    Ba1     BB+      4.75%-6.63%      03/01/12        1,492,479
     911,223   ILC Industries, Inc. ................................   NR(e)   NR(e)        7.09%         02/24/12          792,764
     834,085   Mid-Western Aircraft
                  Systems, Inc. ....................................    Ba3     BBB-        5.68%         12/31/11          784,040
   4,752,587   Robertson Aviation, LLC .............................   NR(e)   NR(e)     6.13%-8.57%      04/19/13        4,681,298
     997,494   Safenet, Inc. .......................................    B1       B+         7.13%         04/12/14          795,501
   1,000,000   Vought Aircraft Industries, Inc. ....................    Ba3      B          7.34%         12/22/11          916,667
   3,100,000   Vought Aircraft Industries, Inc. ....................    Ba3      B          7.10%         12/22/10        2,841,668
                                                                                                                       ------------
                                                                                                                         17,553,183
                                                                                                                       ------------
               AGRICULTURAL PRODUCTS - 2.1%
   9,847,989   Dole Food Company, Inc. .............................    Ba3     BB-      5.13%-7.13%      04/12/13        8,267,387
                                                                                                                       ------------
               AIRLINES - 0.1%
     500,000   Delta Air Lines, Inc. ...............................    Ba2    NR(e)     5.11%-6.83%      04/30/12          425,000
                                                                                                                       ------------
               ALUMINUM - 1.0%
   3,084,290   Novelis Corp. .......................................    Ba2      BB         6.83%         07/06/14        2,692,585
   1,401,950   Novelis, Inc. .......................................    Ba2      BB         6.83%         07/06/14        1,223,903
                                                                                                                       ------------
                                                                                                                          3,916,488
                                                                                                                       ------------
               APPAREL RETAIL - 0.6%
   1,394,643   Hanesbrands, Inc. ...................................    Ba2      BB      4.99%-5.02%      09/05/13        1,327,090
     891,139   Neiman Marcus Group (The), Inc. .....................    Ba3     BB+      4.93%-6.90%      04/06/13          822,554
                                                                                                                       ------------
                                                                                                                          2,149,644
                                                                                                                       ------------
               APPLICATION SOFTWARE - 0.6%
   2,815,385   Verint Systems, Inc. ................................    NR       B+         6.24%         05/25/14        2,364,923
                                                                                                                       ------------
               ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
     464,910   Gartmore Investment
                  Management .......................................    Ba3     BB+         5.64%         05/11/14          395,173
   1,457,624   Grosvenor Capital Management
                  Holdings, LLP ....................................   NR(e)   NR(e)     5.14%-7.12%      12/05/13        1,341,015
   3,922,987   LPL Holdings, Inc. ..................................    B1       B          6.83%         06/30/14        3,462,036
   3,000,000   Nuveen Investments, Inc. ............................    Ba3     BB-      6.13%-7.86%      11/13/14        2,773,125
                                                                                                                       ------------
                                                                                                                          7,971,349
                                                                                                                       ------------
               AUTO PARTS & EQUIPMENT - 0.2%
   1,014,020   TRW Automotive, Inc. ................................   Baa3     BBB      4.69%-6.69%      02/09/14          944,560
                                                                                                                       ------------
               AUTOMOBILE MANUFACTURERS - 2.4%
   2,907,858   Ford Motor Co. ......................................    Ba3      B+         8.00%         12/15/13        2,485,410
   7,959,950   General Motors Corp. ................................    Ba3     BB-         7.06%         11/29/13        6,971,587
                                                                                                                       ------------
                                                                                                                          9,456,997
                                                                                                                       ------------
               AUTOMOTIVE RETAIL - 0.9%
   3,987,487   KAR Holdings, Inc. ..................................    Ba3      B+         7.08%         10/18/13        3,562,820
                                                                                                                       ------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                              RATINGS (b)                        STATED
   VALUE                            DESCRIPTION                         MOODY'S S&P        COUPON       MATURITY (c)       VALUE
------------   -----------------------------------------------------   -------------   --------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               BROADCASTING & CABLE TV - 21.1%
$  1,985,000   Cequel Communications, LLC ..........................    B1      BB-      5.07%-7.00%      11/05/13     $  1,659,279
  16,500,000   Charter Communications
                  Operating, LLC ...................................    B1      B+          5.26%         03/06/14       14,484,641
   3,400,000   Citadel Broadcasting Corp. ..........................   Ba3      BB-      4.75%-6.46%      06/12/14        2,545,750
   8,807,500   CSC Holdings, Inc. ..................................   Ba1      BB+         6.90%         03/29/13        8,130,054
     934,414   Cumulus Media, Inc. .................................   Ba3       B       4.87%-4.89%      06/07/14          749,867
     500,000   DIRECTV Holdings, LLC ...............................   Baa3    BBB-         4.62%         04/13/13          478,985
   6,000,000   Gray Television, Inc. ...............................    B1      B+          6.21%         12/31/14        5,092,500
   4,421,250   LBI Media, Inc. .....................................   Ba1      B+          4.62%         03/31/12        3,979,125
     977,486   NEP II, Inc. ........................................   NR(e)   NR(e)        7.11%         02/16/14          859,374
   6,912,500   PanAmSat Corp. ......................................    B1      BB          5.64%         02/03/13        6,278,850
   3,500,000   Raycom Media, Inc. ..................................    NR      NR          4.63%         06/25/14        3,220,000
   2,493,750   Sirius Satellite Radio, Inc. ........................    B1       B          5.38%         12/20/12        2,125,922
   6,965,000   Tribune Co. .........................................    B2      BB-         7.91%         05/17/14        5,077,485
   2,000,000   Tribune Co. .........................................    B2      BB-         7.40%         05/17/09        1,817,500
   1,500,000   Univision Communications, Inc. (f) ..................    B3     CCC+         5.63%         03/29/09        1,434,375
  18,362,416   Univision Communications, Inc. ......................   Ba3      B+       5.38%-5.49%      09/29/14       15,364,403
     637,584   Univision Communications, Inc. (g) ..................   Ba3      B+        1.00%(i)        09/29/14          533,486
   9,000,000   UPC Distribution Holding B.V. .......................   Ba3      B+          5.01%         12/31/14        7,869,375
     994,937   Young Broadcasting, Inc. ............................    B1       B       5.69%-7.38%      11/03/12          883,006
                                                                                                                       ------------
                                                                                                                         82,583,977
                                                                                                                       ------------
               BUILDING MATERIALS - 0.2%
   1,000,000   South Edge, LLC .....................................   NR(e)   NR(e)        5.13%         10/31/09          765,000
                                                                                                                       ------------
               CASINOS & GAMING - 13.2%
   1,096,850   Cannery Casino Resorts, LLC .........................    B2      BB           5.32%        05/18/13        1,017,329
     897,638   Cannery Casino Resorts, LLC (g) .....................    B2      BB     2.25%(i)-7.40%     05/18/13          832,559
   3,424,920   CCM Merger, Inc. ....................................   Ba3      BB-      5.08%-7.15%      10/21/12        2,962,555
   2,270,892   Fontainebleau Resorts
                  Las Vegas, LLC ...................................    B1      B+          8.40%         06/06/14        1,873,486
     229,108   Fontainebleau Resorts
                  Las Vegas, LLC (g) ...............................    B1      B+        2.00%(i)        06/06/14          189,014
   1,573,091   Golden Nugget, Inc. .................................    B1      BB-      5.12%-5.13%      06/14/14        1,352,858
     898,909   Golden Nugget, Inc. (g) .............................    B1      BB-       1.75%(i)        06/30/14          773,062
   1,485,000   Great Canadian Gaming Corp. .........................   Ba2     BBB-         4.57%         02/14/14        1,403,325
     956,136   Green Valley Ranch Gaming, LLC ......................    B1      BB-      5.09%-6.84%      02/16/14          764,909
     990,000   Greenwood Racing, Inc. ..............................    B2      BB-         5.38%         11/28/11          905,850
   1,250,000   Herbst Gaming, Inc. .................................    B1      B-       9.22%-9.64%      12/02/11          976,562
     995,883   Isle of Capri Casinos, Inc. .........................   Ba3      BB+      4.88%-6.58%      11/30/13          851,479
  11,144,000   Las Vegas Sands, LLC ................................   Ba3      BB          6.58%         05/23/14        9,897,265
   2,800,000   Las Vegas Sands, LLC (g) ............................   Ba3      BB        0.75%(i)        05/23/14        2,486,750
   4,497,449   Penn National Gaming, Inc. ..........................   Ba2     BBB-      4.88%-6.60%      10/03/12        4,260,312
   6,822,308   Seminole Tribe of Florida ...........................   NR(e)   NR(e)     4.57%-6.69%      03/05/14        6,430,025
   6,000,000   VML US Finance, LLC .................................    B1      BB-         7.08%         05/25/13        5,420,454
   2,142,857   WIMAR LANDCO, LLC ...................................    B3      B-          5.37%         07/03/08        2,030,357
   7,526,799   WIMAR OPCO, LLC .....................................    B2      B-          9.25%         01/03/12        7,365,809
                                                                                                                       ------------
                                                                                                                         51,793,960
                                                                                                                       ------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                              RATINGS (b)                        STATED
   VALUE                            DESCRIPTION                         MOODY'S S&P        COUPON       MATURITY (c)       VALUE
------------   -----------------------------------------------------   -------------   --------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               COMMODITY CHEMICALS - 0.4%
$    989,899   Ineos Group Ltd. ....................................   Ba3      B+          7.86%         12/14/14     $    871,359
     989,899   Ineos Group Ltd. ....................................   Ba3      B+          7.36%         12/14/13          871,358
                                                                                                                       ------------
                                                                                                                          1,742,717
                                                                                                                       ------------
               COMPUTER HARDWARE - 1.2%
   5,762,698   Activant Solutions Holdings, Inc. ...................   B1       B+       6.75%-7.50%      05/02/13        4,869,480
                                                                                                                       ------------
               CONSTRUCTION MATERIALS - 0.4%
   1,755,020   John Maneely Co. ....................................   B3       B+       6.35%-7.69%      12/08/13        1,519,189
                                                                                                                       ------------
               DISTILLERS & VINTNERS - 0.6%
   2,500,000   Constellation Brands, Inc. ..........................   Ba3      BB-      6.44%-6.69%      06/05/13        2,382,590
                                                                                                                       ------------
               DIVERSIFIED CHEMICALS - 3.7%
   3,000,000   Brenntag Holding GmbH &
                  Company KG (f) ...................................   Caa1     CCC+        7.79%         06/23/15        2,520,000
   1,374,545   Brenntag Holding GmbH &
                  Company KG .......................................   B1       B+          5.79%         01/18/14        1,187,264
   5,625,455   Brenntag Holding GmbH &
                  Company KG .......................................   B1       B+          5.79%         12/23/13        4,858,986
   6,222,102   Huntsman International, LLC .........................   Ba1      BB+         4.88%         04/19/14        5,900,624
                                                                                                                       ------------
                                                                                                                         14,466,874
                                                                                                                       ------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES- 5.6%
     985,000   Acosta, Inc. ........................................   NR(e)   NR(e)        5.37%         07/28/13          848,742
     981,084   Advantage Sales & Marketing, Inc. ...................   NR(e)   NR(e)     5.13%-6.83%      03/29/13          843,732
   2,303,018   Affinion Group, Inc. ................................   Ba2      BB       5.57%-5.61%      10/17/12        2,103,422
   3,000,000   Cellnet Technology, Inc. (f) ........................   NR(e)    NR          9.11%         10/22/11        2,700,000
   6,965,000   Clarke American Corp. ...............................   B1       BB-         7.33%         04/04/14        5,656,158
   2,992,500   First Data Corp. ....................................   Ba3      BB-      7.58%-7.63%      09/24/14        2,714,030
   2,453,798   Itron, Inc. .........................................   Ba3      B+       5.13%-6.83%      04/18/14        2,257,494
     981,955   N.E.W. Holdings I, LLC ..............................   NR(e)   NR(e)     5.59%-7.65%      05/22/14          785,564
   1,055,584   Open Solutions, Inc. ................................   Ba3      BB-         5.85%         01/23/14          886,690
   3,226,831   RSC Equipment Rental ................................   Ba2      BB       6.40%-6.58%      11/30/12        3,017,087
                                                                                                                       ------------
                                                                                                                         21,812,919
                                                                                                                       ------------
               DIVERSIFIED METALS & MINING - 0.7%
   2,797,500   Alpha Natural Resources, LLC ........................   B1       BB-         6.59%         10/26/12        2,657,625
                                                                                                                       ------------
               EDUCATION SERVICES - 1.4%
   1,931,818   Education Management, LLC ...........................   B2       B+          6.63%         06/01/13        1,664,986
   4,062,292   PRO-QUEST-CSA, LLC ..................................   Ba3      BB-      5.69%-7.35%      02/09/14        3,828,710
                                                                                                                       ------------
                                                                                                                          5,493,696
                                                                                                                       ------------


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                              RATINGS (b)                        STATED
   VALUE                            DESCRIPTION                         MOODY'S S&P        COUPON       MATURITY (c)       VALUE
------------   -----------------------------------------------------   -------------   --------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               ELECTRIC UTILITIES - 6.9%
$  6,967,450   Calpine Corp. .......................................    B2      B+       6.15%-7.71%      03/29/14     $  6,187,966
   7,959,794   Covanta Energy Corp. ................................    Ba2     BB       4.63%-7.06%      02/09/14        7,336,280
     792,576   Mirant North America, LLC ...........................    Ba2     BB          4.87%         01/03/13          744,691
  10,656,915   NRG Energy, Inc. ....................................    Ba1     BB       6.48%-6.58%      02/01/13        9,787,407
   2,005,247   Riverside Energy Center, LLC ........................    Ba3      B          7.49%         06/24/11        1,957,622
   1,255,926   Rocky Mountain Energy
                  Center, LLC ......................................    Ba3      B       7.49%-7.59%      06/24/11        1,226,098
                                                                                                                       ------------
                                                                                                                         27,240,064
                                                                                                                       ------------
               ENVIRONMENTAL & FACILITIES SERVICES - 1.3%
   5,388,392   EnergySolutions, LLC ................................   NR(e)   NR(e)     5.37%-7.10%      06/07/13        4,930,378
                                                                                                                       ------------
               FOOD DISTRIBUTORS - 0.9%
     847,826   B&G Foods, Inc. .....................................    Ba2     BB-         5.09%         02/23/13          784,239
     859,167   Birds Eye Foods, Inc. ...............................   NR(e)   NR(e)        6.58%         03/22/13          749,623
   1,985,000   Dean Foods Co. ......................................    B1      BB          6.58%         04/02/14        1,810,382
                                                                                                                       ------------
                                                                                                                          3,344,244
                                                                                                                       ------------
               FOOD RETAIL - 2.3%
   9,690,659   SUPERVALU, Inc. .....................................    Ba3     BB-         4.64%         06/02/12        9,111,913
                                                                                                                       ------------
               FOREST PRODUCTS - 4.1%
   3,396,250   Georgia-Pacific Corp. ...............................    Ba2     BB+      6.58%-6.90%      12/29/12        3,125,118
  13,979,774   Georgia-Pacific Corp. ...............................    Ba2     BB+      4.84%-6.90%      12/20/12       12,863,727
                                                                                                                       ------------
                                                                                                                         15,988,845
                                                                                                                       ------------
               HEALTH CARE EQUIPMENT - 1.0%
   3,985,000   Biomet, Inc. ........................................    B1      BB-         7.86%         03/25/15        3,808,664
                                                                                                                       ------------
               HEALTH CARE FACILITIES - 4.6%
   5,957,431   HCA, Inc. ...........................................    Ba3     BB          7.08%         11/17/13        5,475,254
   6,820,227   Health Management Associates, Inc.  .................    Ba2     BB-         6.58%         02/28/14        5,861,133
     511,777   Lifepoint Hospitals, Inc. ...........................    Ba2     BB          4.71%         04/15/12          466,082
   5,854,869   Select Medical Corp. ................................    Ba2     BB-      5.02%-7.00%      02/24/12        5,262,063
     832,419   USP Domestic Holdings, Inc. .........................    Ba3      B          5.49%         04/19/14          740,853
     161,290   USP Domestic Holdings, Inc. (g) .....................    Ba3      B     1.75%(i)-6.79%     04/19/14          143,548
                                                                                                                       ------------
                                                                                                                         17,948,933
                                                                                                                       ------------
               HEALTH CARE SERVICES - 9.8%
  12,455,916   CHS/Community
                  Health Systems, Inc. .............................    Ba3     BB         5.34%          07/25/14       11,380,560
     626,450   CHS/Community
                  Health Systems, Inc. (g) .........................    Ba3     BB        0.75%(i)        07/25/14          572,367
  10,611,970   DaVita, Inc. ........................................    Ba1     BB+      4.57%-6.23%      10/05/12        9,917,766
   8,134,335   Fresenius Medical Care AG ...........................    Ba1    BBB-      4.46%-6.32%      03/31/13        7,634,651
   1,980,000   Healthways, Inc. ....................................    Ba2     BB+         6.33%         12/01/13        1,876,050
   1,473,750   Quintiles Transnational Corp. .......................    B1      BB          6.83%         03/31/13        1,370,588
   6,326,827   U.S. Oncology Holdings, Inc. ........................    Ba2     BB-      5.99%-7.58%      08/20/11        5,488,522
                                                                                                                       ------------
                                                                                                                         38,240,504
                                                                                                                       ------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                          RATINGS (b)                           STATED
    VALUE                          DESCRIPTION                       MOODY'S S&P          COUPON        MATURITY (c)       VALUE
------------   --------------------------------------------------   -------------   -----------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.5%
$  5,500,000   Dynegy Holdings, Inc. ............................    Ba1     BB-           4.76%          04/12/13     $  4,928,000
   5,486,250   Texas Competitive Electric
                  Holdings Company, LLC .........................    Ba3      B+        6.48%-6.60%       10/10/14        5,002,030
                                                                                                                       ------------
                                                                                                                          9,930,030
                                                                                                                       ------------
               INDUSTRIAL CONGLOMERATES - 0.1%
     563,602   Mueller Water Products, Inc. .....................    Ba3     BB+        4.87%-6.89%       05/24/14          511,469
                                                                                                                       ------------
               INDUSTRIAL MACHINERY - 0.5%
   1,492,500   Edwards (Cayman Islands II) Ltd. .................    B1       BB            5.09%         05/31/14          970,125
     530,000   Invensys International Holdings
                  Ltd./BTR Dunlop Finance, Inc. .................    Ba3      B+            6.60%         01/15/11          498,200
     470,000   Invensys International Holdings
                  Ltd./BTR Dunlop Finance, Inc. .................    Ba3      B+            5.13%         12/15/10          452,375
                                                                                                                       ------------
                                                                                                                          1,920,700
                                                                                                                       ------------
               INSURANCE BROKERS - 0.4%
     918,571   HealthCare Partners, LLC .........................    Ba3     BB+           6.58%          10/31/13          847,382
     812,909   HUB International Holdings, Inc. .................    B2       B+           7.33%          06/13/14          699,101
     182,507   HUB International Holdings, Inc. (g) .............    B2       B+      1.63%(i)-7.34%      06/13/14          156,956
                                                                                                                       ------------
                                                                                                                          1,703,439
                                                                                                                       ------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
   3,224,409   Telesat Canada ...................................    B1      BB-        6.13%-7.84%       10/31/14        2,964,441
     275,591   Telesat Canada (g) ...............................    B1      BB-      1.50%(i)-8.00%      10/31/14          253,371
                                                                                                                       ------------
                                                                                                                          3,217,812
                                                                                                                       ------------
               INTERNET RETAIL - 0.5%
   2,429,519   Sabre Holdings Corp. .............................    B1       B+           5.24%          09/30/14        2,014,844
                                                                                                                       ------------
               INTERNET SOFTWARE & SERVICES - 2.1%
   8,783,682   SunGard Data Systems, Inc. .......................    Ba3      BB           5.13%          02/28/14        8,090,140
                                                                                                                       ------------
               INVESTMENT BANKING & BROKERAGE - 0.8%
   3,534,394   Ameritrade Holding Corp. .........................    Ba1      BB           4.62%          12/31/12        3,300,732
                                                                                                                       ------------
               IT CONSULTING & OTHER SERVICES - 4.2%
   2,108,605   Alion Science and Technology Corp. ...............    Ba3     BB-           7.33%          02/06/13        1,750,142
     647,306   Apptis (DE), Inc. ................................    B1       B+        6.38%-8.10%       12/20/12          563,156
     997,409   CACI International, Inc. .........................    Ba1      NR        4.62%-6.65%       05/03/11          957,513
   7,855,579   DynCorp International, LLC .......................    Ba2      BB           6.88%          06/28/12        7,187,854
     973,762   iPayment, Inc. ...................................   NR(e)   NR(e)       5.12%-6.83%       05/10/13          779,010
   5,925,150   West Corp. .......................................    B1      BB-        5.47%-6.09%       10/24/13        5,026,008
                                                                                                                       ------------
                                                                                                                         16,263,683
                                                                                                                       ------------
               LEISURE FACILITIES - 2.3%
   4,432,500   Cedar Fair, L.P. .................................    Ba3      BB           5.12%          08/30/12        4,111,144
     987,437   London Area and Waterfront
                  Finance, LLC ..................................   NR(e)   NR(e)          7.63%          03/08/12          888,693
   3,646,675   Six Flags, Inc. ..................................    B1       B         5.33%-5.39%       04/30/15        3,076,882
     992,500   Town Sports International, LLC ...................    Ba2      BB           6.94%          02/27/14          823,775
                                                                                                                       ------------
                                                                                                                          8,900,494
                                                                                                                       ------------


                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                          RATINGS (b)                           STATED
    VALUE                          DESCRIPTION                       MOODY'S S&P          COUPON        MATURITY (c)       VALUE
------------   --------------------------------------------------   -------------   -----------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               LEISURE PRODUCTS - 0.4%
$  1,994,987   LodgeNet Entertainment Corp. .....................     B1     B+           6.83%           04/04/14     $  1,673,296
                                                                                                                       ------------
               LIFE & HEALTH INSURANCE - 1.1%
   3,950,034   Conseco, Inc. ....................................    Ba3     B+           5.12%           10/10/13        3,219,278
   1,296,151   Multiplan Merger Corp. ...........................     B1     B+           5.62%           04/12/13        1,168,561
                                                                                                                       ------------
                                                                                                                          4,387,839
                                                                                                                       ------------
               MANAGED HEALTH CARE - 1.3%
   3,025,167   IASIS Healthcare Corp. ...........................    Ba2     B+        5.01%-6.83%        03/15/14        2,631,896
     953,895   IASIS Healthcare Corp. (g) .......................    Ba2     B+       1.00%(i)-7.15%      03/15/14          829,889
   1,940,782   Vanguard Health Systems, Inc. ....................    Ba3     B+           5.37%           09/23/11        1,790,371
                                                                                                                       ------------
                                                                                                                          5,252,156
                                                                                                                       ------------
               METAL & GLASS CONTAINERS - 1.7%
   7,181,250   Owens-Illinois Group, Inc. .......................    Ba2    BBB-          4.63%           06/14/13        6,702,498
                                                                                                                       ------------
               MOVIES & ENTERTAINMENT - 5.2%
   4,802,000   AMC Entertainment, Inc. ..........................    Ba1     BB-          4.62%           01/26/13        4,353,815
   1,323,031   Deluxe Entertainment Services
                  Group, Inc. ...................................     B1      B           7.08%           05/11/13        1,111,346
   4,975,000   Discovery Communications
                  Holding, LLC ..................................   NR(e)   NR(e)         6.83%           05/14/14        4,554,613
   2,000,000   National CineMedia, LLC ..........................     B1     B+           6.87%           02/13/15        1,705,626
   9,592,262   WMG Acquisition Corp. ............................    Ba3     BB-       5.09%-5.89%        03/01/11        8,617,045
                                                                                                                       ------------
                                                                                                                         20,342,445
                                                                                                                       ------------
               MULTI - UTILITIES - 0.4%
   1,995,305   KGEN, LLC ........................................    Ba3     BB           6.63%           02/08/14        1,720,951
                                                                                                                       ------------
               OFFICE SERVICES & SUPPLIES - 1.2%
   2,850,795   Emdeon Business Services, LLC ....................     B1     BB-          6.83%           11/16/13        2,601,350
   1,244,771   Pike Electric, Inc. ..............................   NR(e)   NR(e)         4.69%           07/01/12        1,154,525
     885,703   Pike Electric, Inc. ..............................   NR(e)   NR(e)         4.63%           04/18/10          821,489
                                                                                                                       ------------
                                                                                                                          4,577,364
                                                                                                                       ------------
               OIL & GAS EQUIPMENT & SERVICES - 1.4%
   2,000,000   Hercules Offshore, Inc. ..........................    Ba3     BB           6.58%           07/11/13        1,940,000
   3,769,500   Targa Resources, Inc. ............................    Ba3     B+        6.83%-6.91%        10/31/12        3,513,174
                                                                                                                       ------------
                                                                                                                          5,453,174
                                                                                                                       ------------
               OIL & GAS EXPLORATION & PRODUCTION - 3.2%
   7,920,348   ATP Oil & Gas Corp. ..............................     NR     NR        6.45%-8.33%        04/14/10        7,356,023
   4,365,298   Plains Resources, Inc. ...........................    Ba2     BB           4.63%           08/12/11        4,092,467
   1,088,475   SemCrude, L.P. ...................................    Ba2     NR           5.12%           03/16/11        1,039,494
                                                                                                                       ------------
                                                                                                                         12,487,984
                                                                                                                       ------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                          RATINGS (b)                           STATED
    VALUE                          DESCRIPTION                       MOODY'S S&P          COUPON        MATURITY (c)       VALUE
------------   --------------------------------------------------   -------------   -----------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.7%
$    985,000   Alon USA, Inc. ...................................     B1     BB           5.37%           06/22/13     $    861,875
   1,000,000   Calumet Lubricants Company, L.P. .................     B1     BB-       7.07%-8.55%        01/03/15          940,000
   4,000,000   Energy Transfer Equity, L.P. .....................    Ba2     NR           4.88%           02/08/12        3,733,332
   4,000,000   Enterprise GP Holdings, L.P. .....................    Ba2     BB-       5.44%-6.79%        11/08/14        3,860,000
   5,543,571   Western Refining Company,
                  L.P. ..........................................     B1     BB+          4.99%           05/30/14        4,989,214
                                                                                                                       ------------
                                                                                                                         14,384,421
                                                                                                                       ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
   8,436,250   Royalty Pharma Finance Trust .....................   Baa2    BBB-          5.51%           04/16/13        8,341,342
                                                                                                                       ------------
               PACKAGED FOODS & MEATS - 2.0%
   7,083,332   OSI Group, LLC ...................................   NR(e)   NR(e)         6.84%           09/02/11        6,304,166
     514,361   THL Food Products Co. ............................    Ba3     BB-       6.85%-6.91%        11/21/10          495,073
     990,000   Weight Watchers International, Inc. ..............    Ba1     BB+          6.38%           01/26/14          926,003
                                                                                                                       ------------
                                                                                                                          7,725,242
                                                                                                                       ------------
               PAPER PACKAGING - 2.0%
     992,500   Graham Packaging Holdings Co. ....................     B1      B+       6.81%-7.75%        10/07/11          898,461
   5,848,627   Graphic Packaging
                  International, Inc. ...........................    Ba2     BB-       5.33%-6.73%        05/16/14        5,235,334
   1,955,000   Pregis Corp. .....................................    Ba2     BB-          7.08%           10/12/12        1,798,600
                                                                                                                       ------------
                                                                                                                          7,932,395
                                                                                                                       ------------
               PAPER PRODUCTS - 0.6%
   2,411,250   Domtar Corp. .....................................    Ba1     BB+          4.49%           03/07/14        2,242,463
                                                                                                                       ------------
               PHARMACEUTICALS - 1.5%
   3,980,000   Cardinal Health 409, Inc. ........................    Ba3     BB-          7.08%           04/10/14        3,283,500
   1,933,333   Graceway Pharmaceuticals, LLC ....................    Ba3     BB           7.58%           05/03/12        1,672,333
     990,000   Steifel Laboratories, Inc. .......................     B1     BB-          6.69%           12/28/13          908,325
                                                                                                                       ------------
                                                                                                                          5,864,158
                                                                                                                       ------------
               PUBLISHING - 7.9%
   5,525,707   Cenveo Corp. .....................................    Ba2     BB+          6.66%           06/21/13        4,807,365
     617,737   Dex Media West, Inc. .............................    Ba1     BB+       4.57%-6.33%        03/09/10          586,336
   5,500,000   GateHouse Media, Inc. ............................     B1     BB-       5.09%-6.45%        08/28/14        3,894,000
   9,900,000   Idearc, Inc. .....................................    Ba2     BBB-         6.83%           11/17/14        8,144,809
   1,970,000   Media News Group, Inc. ...........................    Ba3      B           7.08%           08/02/13        1,462,725
   3,924,933   Media News Group, Inc. ...........................    Ba3      B           6.58%           12/30/10        3,081,073
     992,500   Readers Digest Association
                  (The), Inc. ...................................     B1      B+       7.13%-7.46%        03/02/14          802,933
   5,346,359   RH Donnelley, Inc. ...............................    Ba1     BB+       4.59%-6.66%        06/30/11        4,924,552
   1,689,962   WCP Exposition Services
                  Operating Company, LLC ........................     NR      NR          8.35%           08/29/11        1,613,914
     947,500   Wenner Media, LLC ................................   NR(e)   NR(e)         6.59%           10/02/13          843,275
   1,000,000   Yell Group PLC ...................................    Ba3     BB-          5.12%           10/27/12          874,286
                                                                                                                       ------------
                                                                                                                         31,035,268
                                                                                                                       ------------


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                            RATINGS (b)                      STATED
   VALUE                    DESCRIPTION                               MOODY'S S&P       COUPON      MATURITY (c)         VALUE
------------   ---------------------------------------              ---------------   -----------   ------------   ----------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               RAILROADS - 0.4%
$  1,500,000   Railamerica Transportation Corp. .................    NR         NR       5.32%        08/14/08     $      1,402,500
                                                                                                                   ----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
   1,870,000   LNR Property Corp. ...............................    B2         BB       6.36%        07/12/09            1,496,000
   3,080,000   LNR Property Corp. ...............................    B2         BB       6.36%        07/12/11            2,510,200
     989,924   Mattamy Funding Partnership ......................   NR(e)     NR(e)      5.38%        04/11/13              900,831
     830,303   Shea Capital I, LLC ..............................   NR(e)     NR(e)   6.00%-6.83%     10/27/11              639,333
   1,000,000   Tishman Speyer Real Estate D.C.
                  Area Portfolio, L.P. ..........................    Ba2        BB-      4.92%        12/27/12              840,000
                                                                                                                   ----------------
                                                                                                                          6,386,364
                                                                                                                   ----------------

               RETAIL REIT'S - 2.2%
   6,046,709   Capital Automotive, L.P. .........................    Ba1       BB+       5.02%        12/16/10            5,609,163
   1,394,737   General Growth Properties, Inc.. .................    Ba2       BB+       4.42%        02/24/10            1,208,325
   2,000,000   Macerich Partnership (The), L.P. .................   NR(e)     NR(e)      4.81%        04/26/10            1,920,000
                                                                                                                   ----------------
                                                                                                                          8,737,488
                                                                                                                   ----------------

               SEMICONDUCTORS - 1.8%
   8,415,000   Freescale Semiconductors, Inc. ...................    Ba1        BB       5.01%        12/01/13            7,125,401
                                                                                                                   ----------------

               SPECIALIZED CONSUMER SERVICES - 1.9%
   2,992,429   Nielsen Finance, LLC .............................    Ba3        B+       5.35%        08/09/13            2,635,830
   5,290,711   RMK Acquisition Corp. ............................    Ba3        BB    6.71%-7.07%     01/26/14            4,895,712
                                                                                                                   ----------------
                                                                                                                          7,531,542
                                                                                                                   ----------------

               SPECIALIZED FINANCE - 1.6%
   3,000,000   J.G. Wentworth, LLC ..............................    B2         B+       7.09%        04/04/14            1,995,000
   5,362,500   Peach Holdings, Inc. .............................    B2         B     7.34%-9.08%     11/21/13            4,290,000
                                                                                                                   ----------------
                                                                                                                          6,285,000
                                                                                                                   ----------------

               SPECIALTY CHEMICALS - 1.3%
   5,473,750   Celanese Holdings, LLC ...........................    Ba3       BB+    4.89%-6.48%     04/02/14            5,105,793
                                                                                                                   ----------------

               SPECIALTY STORES - 2.4%
   1,203,563   Dollarama Group L.P. .............................    Ba1        BB-      4.99%        11/18/11            1,047,099
   4,524,838   Harbor Freight Tools USA, Inc. ...................   NR(e)     NR(e)      5.37%        02/12/13            3,981,858
   1,984,925   Michael Stores, Inc. .............................    B2         B     5.38%-6.00%     10/31/13            1,703,877
   3,231,442   Yankee Candle Company
                  (The), Inc. ...................................    Ba3        BB-   5.13%-6.86%     02/06/14            2,842,054
                                                                                                                   ----------------
                                                                                                                          9,574,888
                                                                                                                   ----------------

               SYSTEMS SOFTWARE - 2.0%
   4,747,058   Dealer Computer Services, Inc. ...................    Ba2        BB       6.84%        10/26/12            4,153,676
   3,884,107   Intergraph Corp. .................................    Ba3        BB-   5.09%-5.13%     05/29/14            3,485,986
                                                                                                                   ----------------
                                                                                                                          7,639,662
                                                                                                                   ----------------


Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                            RATINGS (b)                      STATED
   VALUE                    DESCRIPTION                               MOODY'S S&P       COUPON      MATURITY (c)        VALUE
------------   ---------------------------------------              ---------------   -----------   ------------   ----------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               TECHNOLOGY DISTRIBUTORS - 1.6%
$  3,233,999   H3C Holdings, Ltd. ...............................    Ba2        BB       8.14%        09/28/12     $      2,587,199
   4,531,000   Sensata Technologies Finance
                  Company, LLC ..................................   NR(e)     NR(e)      5.06%        04/27/13            3,836,787
                                                                                                                   ----------------
                                                                                                                          6,423,986
                                                                                                                   ----------------

               TRUCKING - 1.9%
   3,363,939   Hertz (The) Corp. ................................   Ba1        BB+    4.64%-6.50%     12/21/12            3,110,803
   3,912,500   OshKosh Corp. ....................................   Ba3       BBB-       6.90%        12/06/13            3,642,702
     794,855   Swift Transportation .............................    B1         B+       6.50%        05/10/14              613,032
                                                                                                                   ----------------
                                                                                                                          7,366,537
                                                                                                                   ----------------

               WIRELESS TELECOMMUNICATION SERVICES - 3.7%
   1,000,000   Asurion Corp. ....................................   NR(e)     NR(e)      6.10%        07/03/14              846,000
   1,995,001   Clearwire Corp. ..................................    NR       NR      8.97%-11.15%    07/03/12            1,720,688
   4,963,852   Crown Castle Operating Co. .......................   Ba3       BB+        6.33%        01/09/14            4,483,421
   4,750,000   Intelsat (Bermuda), Ltd. (h) .....................    B3        B         5.64%        02/01/14            4,694,582
   2,786,000   Windstream Corp. .................................   Baa3      BBB        5.50%        07/17/13            2,658,020
                                                                                                                   ----------------
                                                                                                                         14,402,711
                                                                                                                   ----------------
               TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) ............................................          651,272,134
               (Cost $726,995,919)                                                                                 ----------------

SENIOR FLOATING-RATE NOTES - 0.7%

               BROADCASTING & CABLE TV - 0.3%
   1,500,000   Paxson Communications Corp. (j) ..................    B1       CCC+       7.51%        01/15/12            1,245,000
                                                                                                                   ----------------

               ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
     650,000   NXP B.V. .........................................   Ba3        BB+       7.01%        10/15/13              524,875
                                                                                                                   ----------------

               LEISURE FACILITIES - 0.3%
   1,225,000   HRP Myrtle Beach (j) .............................    B2         B+       9.89%        04/01/12            1,065,750
                                                                                                                   ----------------
               TOTAL SENIOR FLOATING-RATE NOTES ..............................................................            2,835,625
               (Cost $3,377,250)                                                                                   ----------------

NOTES - 0.0%

               HOMEBUILDING - 0.0%
     727,273   TOUSA, Inc. PIK (j) (k) ..........................    NR         NR       1.00%        07/01/15               58,182
                                                                                                                   ----------------
               TOTAL NOTES ...................................................................................               58,182
               (Cost $453,257)                                                                                     ----------------


                 See Notes to Quarterly Portfolio of Investments          Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

  SHARES                    DESCRIPTION                                                                                  VALUE
------------   -------------------------------------------------------------------------------------------------   ----------------
PREFERRED STOCKS - 0.0%

               HOMEBUILDING - 0.0%
       4,273   TOUSA, Inc. (8.0%, Series A Convertible Payment-in-Kind Preferred Stock) (j) ....................   $              0
                                                                                                                   ----------------
               TOTAL PREFERRED STOCKS  . .......................................................................                  0
               (Cost $2,563,636)                                                                                   ----------------

COMMON STOCKS AND RIGHTS - 0.0%

               OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%

         690   Atkins Nutritionals Holdings - Common Stock .....................................................                  0
         690   Atkins Nutritionals Holdings - Rights ...........................................................                  0
                                                                                                                   ----------------
               TOTAL COMMON STOCKS AND RIGHTS ..................................................................                  0
               (Cost $36,260)                                                                                      ----------------

CLOSED-END FUNDS - 0.1%

               ASSET MANAGEMENT & CUSTODY BANKS - 0.1%
      81,700   ING Prime Rate Trust ............................................................................            457,520
                                                                                                                   ----------------
               TOTAL CLOSED-END FUNDS ..........................................................................            457,520
               (Cost $508,540)                                                                                     ----------------

 PRINCIPAL                                                                                             STATED
   VALUE                     DESCRIPTION                                                COUPON        MATURITY          VALUE
------------   --------------------------------------------------------------------   -----------   ------------   ----------------
SHORT-TERM INVESTMENTS - 4.6%

               COMMERCIAL PAPER - 4.6%
$ 18,000,000   Elysian Funding, LLC ...............................................      3.50%        03/03/08           17,996,500
                                                                                                                   ----------------
               TOTAL SHORT-TERM INVESTMENTS ....................................................................         17,996,500
               (Cost $17,996,500)                                                                                  ----------------

               TOTAL INVESTMENTS - 171.5% ......................................................................        672,619,961
               (Cost $751,931,362) (l)

               NET OTHER ASSETS AND LIABILITIES - (1.4)% .......................................................         (5,474,908)
               LOAN OUTSTANDING - (44.6)% ......................................................................       (175,000,000)
               AUCTION MARKET PREFERRED SHARES, AT LIQUIDATION VALUE - (25.5)% .................................       (100,000,000)
                                                                                                                   ----------------
               NET ASSETS APPLICABLE TO COMMON SHARES - 100.0% .................................................   $    392,145,053
                                                                                                                   ================


Page 10          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

(e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(f)   This issue is secured by a second lien on the issuer's assets.

(g)   Delayed Draw Loan (See Note 1E).

(h)   This issue is unsecured.

(i)   Represents commitment fee rate on delayed draw loans.

(j) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1F).

(k) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is paid semi-annually and the first interest payment date was January 15, 2008.

(l)   Aggregate cost for federal income tax and financial reporting purposes.

NR    Not rated

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

The Fund maintains $6,250,000 in cash or cash equivalents for the following credit default swap contracts outstanding as of February 29, 2008 (See Note 1B):

                                                                                              UNREALIZED
   REFERENCE       BUY/SELL                        NOTIONAL    (PAY)/RECEIVE   EXPIRATION    APPRECIATION/
    ENTITY        PROTECTION     COUNTERPARTY       AMOUNT       FIXED RATE       DATE      (DEPRECIATION)
---------------   ----------   ---------------   -----------   -------------   ----------   --------------
B&G Foods, Inc.      Sell      Lehman Brothers   $ 2,250,000       1.27%        06/20/12      $  (98,277)
   Dresser, Inc.     Sell      Lehman Brothers     4,000,000       1.65%        06/20/12        (171,082)
                                                 -----------                                  ----------
                                                 $ 6,250,000                                  $ (269,359)
                                                 ===========                                  ==========


                 See Notes to Quarterly Portfolio of Investments         Page 11

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          FEBRUARY 29, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
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          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          FEBRUARY 29, 2008 (UNAUDITED)

If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value, or "par value" of the reference obligation. Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. If the Fund is a seller and no event of default occurs, the Fund will have received a periodic stream of payments over the term of the contract and paid nothing of monetary value. However, if an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the Fund receives the par value of securities of the reference obligor. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate assets in the form of cash and/or cash equivalents in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received.

C. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At February 29, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

E. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw-loan commitments of approximately $6,771,002 as of February 29, 2008. The Fund is obligated to fund these loan commitments at the borrower's discretion.

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
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          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          FEBRUARY 29, 2008 (UNAUDITED)

F. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund had restricted securities at February 29, 2008 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                          % OF
                                                                                                        NET ASSETS
                                                            CARRYING                                  APPLICABLE TO
                               ACQUISITION     PRINCIPAL      VALUE                                      COMMON
SECURITY                          DATE       VALUE/SHARES   PER SHARE   CARRYING COST      VALUE         SHARES
--------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach                 03/23/06     $ 1,225,000    $ 87.00     $ 1,225,000    $ 1,065,750       0.27%
Paxson Communications Corp.      12/19/05       1,500,000      83.03       1,500,000      1,245,500       0.32%
TOUSA, Inc.- Notes               07/31/07         727,273       8.00         453,257         58,182       0.01%
TOUSA, Inc.- Preferred Stock     07/31/07           4,273       0.00       2,563,636              0       0.00%
                                                                         -----------    -----------       ----

                                                                         $ 5,741,893    $ 2,369,432       0.60%
                                                                         ===========    ===========       ====

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of February 29, 2008, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $136,972 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $79,448,373.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive
                           Officer
                           (principal executive officer)

Date                       APRIL 21, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       APRIL 21, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       APRIL 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.